Business Segments	12 Months Ended
Dec. 31, 2010
Business Segments [Abstract]
Business Segments
Note 34 – Business segments
The Firm is managed on a line-of-business basis. There are six major reportable business segments – Investment Bank, Retail Financial Services, Card Services & Auto, Commercial Banking, Treasury & Securities Services and Asset Management, as well as a Corporate/Private Equity segment. The business segments are determined based on the products and services provided, or the type of customer served, and they reflect the manner in which financial information is currently evaluated by management. Results of these lines of business are presented on a managed basis. For a definition of managed basis, see Explanation and Reconciliation of the Firm’s use of non-GAAP financial measures, on pages 64–65 of this Annual Report. For a further discussion concerning JPMorgan Chase’s business segments, see Business segment results on pages 67–68 of this Annual Report.
The following is a description of each of the Firm’s business segments:
Investment Bank
J.P. Morgan is one of the world’s leading investment banks, with deep client relationships and broad product capabilities. The clients of IB are corporations, financial institutions, governments and institutional investors. The Firm offers a full range of investment banking products and services in all major capital markets, including advising on corporate strategy and structure, capital-raising in equity and debt markets, sophisticated risk management, market-making in cash securities and derivative instruments, prime brokerage, and research.

Retail Financial Services
RFS serves consumers and businesses through personal service at bank branches and through ATMs, online banking and telephone banking. Customers can use more than 5,200 bank branches (third-largest nationally) and 16,100 ATMs (second-largest nationally), as well as online and mobile banking around the clock. More than 28,900 branch salespeople assist customers with checking and savings accounts, mortgages, home equity and business loans, and investments across the 23-state footprint from New York and Florida to California.
Card Services & Auto
Card is one of the nation’s largest credit card issuers, with over $137 billion in credit card loans and over 90 million open credit card accounts. Customers used Chase credit cards to meet $313 billion of their spending needs in 2010. Through its merchant acquiring business, Chase Paymentech Solutions, Card is a global leader in payment processing and merchant acquiring. Consumers also can obtain loans through more than 16,200 auto dealerships and 2,200 schools and universities nationwide.
Commercial Banking
CB delivers extensive industry knowledge, local expertise and dedicated service to nearly 24,000 clients nationally, including corporations, municipalities, financial institutions and not-for-profit entities with annual revenue generally ranging from $10 million to $2 billion, and nearly 35,000 real estate investors/owners. CB partners with the Firm’s other businesses to provide comprehensive solutions, including lending, treasury services, investment banking and asset management to meet its clients’ domestic and international financial needs.
Treasury & Securities Services
TSS is a global leader in transaction, investment and information services. TSS is one of the world’s largest cash management providers and a leading global custodian. Treasury Services (“TS”) provides cash management, trade, wholesale card and liquidity products and services to small- and mid-sized companies, multinational corporations, financial institutions and government entities. TS partners with IB, CB, RFS and AM businesses to serve clients firmwide. Certain TS revenue is included in other segments’ results.
Worldwide Securities Services holds, values, clears and services securities, cash and alternative investments for investors and broker-dealers, and manages depositary receipt programs globally.
Asset Management
AM, with assets under supervision of $1.8 trillion, is a global leader in investment and wealth management. AM clients include institutions, retail investors and high-net-worth individuals in every major market throughout the world. AM offers global investment management in equities, fixed income, real estate, hedge funds, private equity and liquidity products, including money-market instruments and bank deposits. AM also provides trust and estate, banking and brokerage services to high-net-worth clients, and retirement services for corporations and individuals. The majority of AM’s client assets are in actively managed portfolios.
Corporate/Private Equity
The Corporate/Private Equity sector comprises Private Equity, Treasury, the Chief Investment Office, corporate staff units and expense that is centrally managed. Treasury and the Chief Investment Office manage capital, liquidity, and structural risks of the Firm. The corporate staff units include Central Technology and Operations, Internal Audit, Executive Office, Finance, Human Resources, Marketing & Communications, Legal & Compliance, Corporate Real Estate and General Services, Risk Management, Corporate Responsibility and Strategy & Development. Other centrally managed expense includes the Firm’s occupancy and pension-related expense, net of allocations to the business.
Effective January 1, 2010, the Firm enhanced its line-of-business equity framework to better align equity assigned to each line of business with changes anticipated to occur in the business and in the competitive and regulatory landscape. The lines of business are now capitalized based on the Tier 1 common standard, rather than the Tier 1 capital standard. Line-of-business equity increased during the second quarter of 2008 in IB and AM due to the Bear Stearns merger and for AM, the purchase of the additional equity interest in Highbridge. At the end of the third quarter of 2008, equity was increased for each line of business with a view toward the future implementation of the new Basel II capital rules. In addition, equity allocated to RFS, Card and CB was increased as a result of the Washington Mutual transaction.
Subsequent business segment changes
Commencing July 1, 2011, the Firm’s business segments have been reorganized as follows:
Auto and Student Lending transferred from the RFS segment and reported with Card in a single segment. RFS continues as a segment, organized in two components: Consumer & Business Banking (formerly Retail Banking) and Mortgage Banking (including Mortgage Production and Servicing, and Real Estate Portfolios).
The business segment information associated with RFS and Card that is included in the following Segment results section has been revised to reflect the business reorganization retroactive to January 1, 2008.

Segment results
The following table provides a summary of the Firm’s segment results for 2010, 2009 and 2008 on a managed basis. Prior to the January 1, 2010, adoption of the accounting guidance related to VIEs, the impact of credit card securitization adjustments had been included in reconciling items so that the total Firm results are on a reported basis. Finally, total net revenue (noninterest revenue and net interest income) for each of the segments is presented on a tax-equivalent basis. Accordingly, revenue from tax-exempt securities and investments that receive tax credits are presented in the managed results on a basis comparable to taxable securities and investments. This approach allows management to assess the comparability of revenue arising from both taxable and tax-exempt sources. The corresponding income tax impact related to these items is recorded within income tax expense/(benefit).
Segment results and reconciliation(a) (table continued on next page)

Year ended December 31,	Investment Bank			Retail Financial Services			Card Services & Auto(f)			Commercial Banking
(in millions, except ratios)	2010	2009	2008	2010	2009	2008	2010	2009	2008	2010	2009	2008

Noninterest revenue	$18,253	$18,522	$2,051	$11,227	$11,414	$8,745	$4,278	$3,706	$3,329	$2,200	$1,817	$1,481
Net interest income	7,964	9,587	10,284	17,220	18,383	12,410	16,194	19,493	15,510	3,840	3,903	3,296

Total net revenue	26,217	28,109	12,335	28,447	29,797	21,155	20,472	23,199	18,839	6,040	5,720	4,777
Provision for credit losses	(1,200)	2,279	2,015	8,919	14,754	9,033	8,570	19,648	10,931	297	1,454	464
Credit reimbursement (to)/from TSS(b)	—	—	—	—	—	—	—	—	—	—	—	—
Noninterest expense(c)	17,265	15,401	13,844	16,483	15,512	10,877	7,178	6,617	6,340	2,199	2,176	1,946

Income/(loss) before income tax expense/(benefit) and extraordinary gain	10,152	10,429	(3,524)	3,045	(469)	1,245	4,724	(3,066)	1,568	3,544	2,090	2,367
Income tax expense/(benefit)	3,513	3,530	(2,349)	1,317	(134)	542	1,852	(1,273)	611	1,460	819	928

Income/(loss) before extraordinary gain	6,639	6,899	(1,175)	1,728	(335)	703	2,872	(1,793)	957	2,084	1,271	1,439
Extraordinary gain(d)	—	—	—	—	—	—	—	—	—	—	—	—

Net income/(loss)	$6,639	$6,899	$(1,175)	$1,728	$(335)	$703	$2,872	$(1,793)	$957	$2,084	$1,271	$1,439

Average common equity	$40,000	$33,000	$26,098	$24,600	$22,457	$16,070	$18,400	$17,543	$17,267	$8,000	$8,000	$7,251
Average assets	731,801	699,039	832,729	314,046	344,727	243,792	213,041	255,519	234,361	133,654	135,408	114,299
Return on average equity(e)	17%	21%	(5)%	7%	(1)%	4%	16%	(10)%	6%	26%	16%	20%
Overhead ratio	66	55	112	58	52	51	35	29	34	36	38	41

(a)	In addition to analyzing the Firm’s results on a reported basis, management reviews the Firm’s lines of business results on a “managed basis,” which is a non-GAAP financial measure. The Firm’s definition of managed basis starts with the reported U.S. GAAP results and includes certain reclassifications that do not have any impact on net income as reported by the lines of business or by the Firm as a whole.
(b)	TSS was charged a credit reimbursement related to certain exposures managed within IB credit portfolio on behalf of clients shared with TSS. IB recognizes this credit reimbursement in its credit portfolio business in all other income.

(c)	Includes merger costs, which are reported in the Corporate/Private Equity segment. There were no merger costs in 2010. Merger costs attributed to the business segments for 2009 and 2008 were as follows.

Year ended December 31, (in millions)	2009	2008

Investment Bank	$27	$183
Retail Financial Services	228	90
Card Services & Auto	40	20
Commercial Banking	6	4
Treasury & Securities Services	11	—
Asset Management	6	3
Corporate/Private Equity	163	132

(d)	On September 25, 2008, JPMorgan Chase acquired the banking operations of Washington Mutual from the FDIC for $1.9 billion. The fair value of the net assets acquired exceeded the purchase price, which resulted in negative goodwill. In accordance with U.S. GAAP for business combinations, nonfinancial assets that are not held-for-sale, such as premises and equipment and other intangibles, acquired in the Washington Mutual transaction were written down against that negative goodwill. The negative goodwill that remained after writing down nonfinancial assets was recognized as an extraordinary gain.
(e)	Ratio is based on income/(loss) before extraordinary gain for 2009 and 2008.

(f)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Prior to the adoption of the new guidance, managed results for credit card excluded the impact of credit card securitizations on total net revenue, provision for credit losses and average assets, as JPMorgan Chase treated the sold receivables as if they were still on the balance sheet in evaluating the credit performance of the entire managed credit card portfolio, as operations are funded, and decisions are made about allocating resources, such as employees and capital, based on managed information. These adjustments are eliminated in reconciling items to arrive at the Firm’s reported U.S. GAAP results. The related securitization adjustments were as follows.

Year ended December 31, (in millions)	2010	2009	2008

Noninterest revenue	NA	$(1,494)	$(3,333)
Net interest income	NA	7,937	6,945
Provision for credit losses	NA	6,443	3,612
Average assets	NA	82,233	76,904

(g)	Included a $1.5 billion charge to conform Washington Mutual’s credit loss reserve to JPMorgan Chase’s allowance methodology.

(table continued from previous page)

Treasury &			Asset							Reconciling
Securities Services			Management			Corporate/Private Equity				items(f)(i)			Total
2010	2009	2008	2010	2009	2008	2010	2009	2008		2010	2009	2008	2010	2009	2008

$4,757	$4,747	$5,196	$7,485	$6,372	$6,066	$5,359	$2,771	$(278)		$(1,866)	$(67)	$1,883	$51,693	$49,282	$28,473
2,624	2,597	2,938	1,499	1,593	1,518	2,063	3,863	347		(403)	(8,267)	(7,524)	51,001	51,152	38,779

7,381	7,344	8,134	8,984	7,965	7,584	7,422	6,634	69		(2,269)	(8,334)	(5,641)	102,694	100,434	67,252
(47)	55	82	86	188	85	14	80	1,981	(g)(h)	—	(6,443)	(3,612)	16,639	32,015	20,979
(121)	(121)	(121)	—	—	—	—	—	—		121	121	121	—	—	—
5,604	5,278	5,223	6,112	5,473	5,298	6,355	1,895	(28)		—	—	—	61,196	52,352	43,500

1,703	1,890	2,708	2,786	2,304	2,201	1,053	4,659	(1,884)		(2,148)	(1,770)	(1,908)	24,859	16,067	2,773
624	664	941	1,076	874	844	(205)	1,705	(535)		(2,148)	(1,770)	(1,908)	7,489	4,415	(926)

1,079	1,226	1,767	1,710	1,430	1,357	1,258	2,954	(1,349)		—	—	—	17,370	11,652	3,699
—	—	—	—	—	—	—	76	1,906		—	—	—	—	76	1,906

$1,079	$1,226	$1,767	$1,710	$1,430	$1,357	$1,258	$3,030	$557		$—	$—	$—	$17,370	$11,728	$5,605

$6,500	$5,000	$3,751	$6,500	$7,000	$5,645	$57,520	$52,903	$53,034		$—	$—	$—	$161,520	$145,903	$129,116
42,494	35,963	54,563	65,056	60,249	65,550	553,159	575,529	323,227		NA	(82,233)	(76,904)	2,053,251	2,024,201	1,791,617
17%	25%	47%	26%	20%	24%	NM	NM	NM		NM	NM	NM	10%	6%	4%
76	72	64	68	69	70	NM	NM	NM		NM	NM	NM	60	52	65

(h)	In November 2008, the Firm transferred $5.8 billion of higher quality credit card loans from the legacy Chase portfolio to a securitization trust previously established by WMMT. As a result of converting higher credit quality Chase-originated on-book receivables to the Trust’s seller’s interest which has a higher overall loss rate reflective of the total assets within the Trust, approximately $400 million of incremental provision for credit losses was recorded during the fourth quarter of 2008. This incremental provision for credit losses was recorded in the Corporate/Private Equity segment as the action related to the acquisition of Washington Mutual’s banking operations. For further discussion of credit card securitizations, see Note 16 on pages 244–259 of this Annual Report.

(i)	Segment managed results reflect revenue on a tax-equivalent basis with the corresponding income tax impact recorded within income tax expense/(benefit). These adjustments are eliminated in reconciling items to arrive at the Firm’s reported U.S. GAAP results. Tax-equivalent adjustments for the years ended December 31, 2010, 2009 and 2008 were as follows.

Year ended December 31, (in millions)	2010	2009	2008

Noninterest revenue	$1,745	$1,440	$1,329
Net interest income	403	330	579
Income tax expense	2,148	1,770	1,908